Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The provision for income taxes was as follows:

Year Ended December 31	2015	2014	2013
Current
United States
Federal	$(8.4)	$44.8	$(0.8)
State	—	7.0	3.4
Non-United States	158.7	148.2	167.9
Total current	150.3	200.0	170.5
Deferred
United States
Federal	92.9	53.2	21.0
State	1.8	(1.9)	0.9
Non-United States	(3.5)	2.7	(4.9)
Total deferred	91.2	54.0	17.0
Total provision	$241.5	$254.0	$187.5

A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2015	2014	2013
Income tax based on statutory rate	$231.2	$238.6	$166.4
Increase (decrease) resulting from:
Non-United States tax rate difference	20.4	20.1	27.7
Repatriation of non-United States earnings	(16.9)	(10.1)	(20.5)
State income taxes, net of Federal benefit	2.7	2.9	3.2
Change in valuation allowance	3.3	5.0	(0.5)
Other, net	0.8	(2.5)	11.2
Tax provision	$241.5	$254.0	$187.5

Included in non-United States tax rate difference are benefits of $1.5 and $2.8 for 2015 and 2014, respectively, related to the French CICE payroll tax credit because the CICE credit is tax-free for French tax purposes. The tax benefits related to the CICE credit in excess of these amounts are offset by related increases in United States tax expense. For United States tax purposes, certain French earnings impacted by the CICE credit are treated as a deemed dividend in the current year or future years, resulting in an increase in United States tax expense.

Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

December 31	2015	2014
Future Income Tax (Expense) Benefits
Accrued payroll taxes and insurance	$31.5	$32.8
Employee compensation payable	31.7	28.1
Pension and postretirement benefits	57.5	60.5
Intangible assets	(144.7)	(124.7)
Repatriation of non-United States earnings	(132.0)	(53.1)
Intercompany loans denominated in foreign currencies	(61.2)	(25.6)
Net operating losses	106.5	129.7
Other	133.1	119.7
Valuation allowance	(95.9)	(107.9)
Total future tax (expense) benefits	$(73.5)	$59.5
Deferred tax asset	83.9	106.2
Deferred tax liability	(157.4)	(46.7)
Total future tax (expense) benefits	$(73.5)	$59.5

In November 2015, the FASB issued new accounting guidance on the balance sheet classification of deferred taxes. The new guidance requires that all deferred taxes be presented as noncurrent. In the fourth quarter of 2015, we adopted this guidance and reclassified current deferred tax assets and current deferred tax liabilities from future income tax (expense) benefits and accrued liabilities, respectively, to other assets and other long-term liabilities, respectively, in prior-period financial statements to conform to the current period's presentation. The impact of this reclassification on the 2014 balances was a reclass of $52.2 from future income tax (expense) benefits to other assets and $20.6 from accrued liabilities to other long-term liabilities.

We had United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $378.5 and $256.8, respectively, as of December 31, 2015. The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States State
2016	$3.6	$1.0
2017	3.4	7.5
2018	3.1	3.5
2019	7.9	4.5
2020	4.3	—
Thereafter	27.4	240.3
No expirations	328.8	—
Total net operating loss carryforwards	$378.5	$256.8

We have recorded a deferred tax asset of $106.5 as of December 31, 2015, for the benefit of these net operating losses. Realization of this asset is dependent on generating sufficient taxable income prior to the expiration of the loss carryforwards. A related valuation allowance of $91.1 has been recorded as of December 31, 2015, as management believes that realization of certain net operating loss carryforwards is unlikely.

Pre-tax earnings of non-United States operations was $511.2, $485.9 and $298.1 in 2015, 2014 and 2013, respectively. We have not provided United States income taxes or non-United States withholding taxes on $516.9 of unremitted earnings of non-United States subsidiaries that are considered to be permanently invested. As of December 31, 2015, deferred taxes are provided on $604.4 of unremitted earnings of non-United States subsidiaries that may be remitted to the United States. As of December 31, 2015 and 2014, we have recorded a deferred tax liability of $132.0 and $53.1, respectively, related to these non-United States earnings that may be remitted.

As of December 31, 2015, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $38.9. We have related tax benefits of $1.0, and the net amount of $37.9 would favorably affect the effective tax rate if recognized. We do not expect our unrecognized tax benefits to change significantly over the next year.

As of December 31, 2014, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $30.8. We had related tax benefits of $1.4 for a net amount of $29.4.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. During 2015, we accrued net interest and penalties of $12.1. We recorded a benefit of $0.6 in 2014 and accrued net interest and penalties of $6.3 in 2013.

The following table summarizes the activity related to our unrecognized tax benefits during 2015, 2014 and 2013:

	2015	2014	2013
Gross unrecognized tax benefits, beginning of year	$23.0	$23.9	$26.4
Increases in prior year tax positions	2.3	0.7	2.1
Decreases in prior year tax positions	(0.5)	(1.2)	(5.6)
Increases for current year tax positions	3.1	2.2	3.4
Expiration of statute of limitations and audit settlements	(8.9)	(2.6)	(2.4)
Gross unrecognized tax benefits, end of year	$19.0	$23.0	$23.9
Potential interest and penalties	19.9	7.8	8.4
Balance, end of year	$38.9	$30.8	$32.3

We conduct business globally in 80 countries and territories. We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2008 through 2015 for our major operations in France, Germany, Italy, Japan, the United Kingdom and the United States. As of December 31, 2015, we were subject to tax audits in Austria, Canada, Denmark, France, Germany, Italy, Portugal, Russia, Spain and the United States. We believe that the resolution of these audits will not have a material impact on earnings.